Stock-Based Compensation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares Installment Anniversaries	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options exercise prices as percentage of the market value on the date of the grant	100.00%
Total intrinsic value of options exercised	$ 100,000	$ 2,000,000	$ 0
Total aggregate intrinsic value of options	3,100,000
Total aggregate intrinsic value of option exercisable	$ 3,100,000
Grant date fair value of options granted | $ / shares	$ 11.71	$ 17.48	$ 15.03
Compensation expenses for stock options	$ 7,400,000	$ 7,700,000	$ 8,600,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting period	3 years
Stock options term, years	10 years
Unrecognized compensation expense related to stock	$ 1,300,000
Weighted-average recognition period for unrecognized compensation expense related to stock (years)	2 years 2 months 12 days
Restricted Stock [Member] | LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Portion of restricted stock award vesting on anniversary	33.30%
Eligible age of officer for LTIP restricted stock award	55 years
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to stock	$ 31,300,000
Weighted-average recognition period for unrecognized compensation expense related to stock (years)	2 years 1 month 6 days
Number of anniversaries of grant date upon which restricted stock units vest | Anniversaries	3
Installments in which restricted stock units vest and are converted to common stock | Installment	3
Compensation expense	$ 34,800,000	32,600,000	32,600,000
Total fair value of shares, vested	$ 35,800,000	38,100,000	34,100,000
Restricted Stock Units [Member] | AIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount of annual incentive award payment participant can elect to defer	50.00%
Additional common stock units for election of deferred annual incentive award, percentage	25.00%
Restricted Stock And Restricted Stock Units [Member] | AIP and LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to stock	$ 800,000
Weighted-average recognition period for unrecognized compensation expense related to stock (years)	1 year 7 months 6 days
Compensation expense	$ 3,400,000	6,100,000	6,300,000
Total fair value of shares, vested	$ 6,500,000	$ 6,800,000	$ 5,700,000